Schedule of amount drawn under Revolving Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Working Capital Facilities
Opening balance
Loan amount withdrawn during the year	4,373
Debt issuance cost	(1,309)
Loan fees	472
Payments made during the year
Closing balance	$ 3,536